Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Cover [Abstract]
Entity Registrant Name	CORPORACION AMERICA AIRPORTS S.A.
Entity Central Index Key	0001717393
Entity Interactive Data Current	Yes
Trading Symbol	caap
Entity Current Reporting Status	Yes
Document Registration Statement	false
Entity Filer Category	Accelerated Filer
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Common Stock, Shares Outstanding	160,022,262
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false